Investment Risks - T. Rowe Price International Equity Index Fund	Dec. 22, 2025
Index investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Index investing: Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking error: The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. Tracking error may increase if the fund needs to fair value any of its portfolio holdings since the index does not need to apply fair valuation to its underlying securities.

Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. The fund’s overall foreign investing risk is increased to the extent it has exposure to emerging markets, which are more volatile than the markets of developed countries.

Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Investing in Europe [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Europe: The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, inflation, energy crises, and public health pandemics, and these events may continue to significantly affect all of Europe. The economies and markets of European countries are often connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and Russia’s ongoing military conflict in Ukraine.

Investing in Japan [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Japan: The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a low economic growth rate relative to other advanced economies, other adverse political developments, increases in government debt, and changes in fiscal, monetary, or trade policies, may affect the Japanese economy.

Large- and mid-cap stocks [Member]
Prospectus [Line Items]
Risk [Text Block]

Large- and mid-cap stocks: Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by small-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges. The fund’s share price could fluctuate more than the share price of a fund that invests only in large-cap companies as stocks of mid-cap companies entail greater risk and are usually more volatile than stocks of large-cap companies.

Exchange-traded funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-traded funds: An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may trade at a premium or discount to the actual net asset value of its portfolio securities, may have greater price volatility than its underlying assets, and its shares may have lower overall liquidity. The fund will bear its proportionate share of the fees and expenses of each exchange-traded fund in which it invests.

Sector exposure [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector exposure: To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors.
Financial sector [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial sector: Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Nondiversification: The fund may become nondiversified due to the composition of its benchmark index, and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected; the fund’s shares may experience greater price volatility; and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.